Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	Oct. 01, 2013
Document Creation Date	dei_DocumentCreationDate	Mar. 07, 2014